                                  Annual Report

                                December 31, 2000








                                   KENT FUNDS
                           Science and Technology Fund
                                 Canterbury Fund
                                  Cascade Fund



                             [LOGO OF KENT FUNDS]

Economic Outlook

I. Real Economic Activity

A.  Economy Slows Sharply and Aggressive Moves to Cut Interest Rates.

 The U.S. economy grew in the fourth quarter at its slowest pace in over five years, with the moderation in the pace of economic activity broadly based. Consumer spending advanced at its slowest pace since the second quarter of 1997, housing outlays declined for the second quarter in a row, and business capital spending fell for the first time since 1992 in the aftermath of the last recession. Real gross domestic product rose at a 1.4 percent annual rate, placing the economy perilously close to recession.
 For the full year, the economy grew 5.0 percent--the fastest pace since 1984! However, it was a tale of two economies, expanding at a 5.2 percent annual rate during the first six months of the year, but slowing sharply to a 1.8 percent rate during the second half. This loss of momentum prompted the Fed-eral Reserve to cut short term interest rates aggressively during January. The Federal Reserve surprised nearly everyone with a half percentage point reduc-tion in the federal funds rate on January 3, the first 50 basis point move since 1992 and the first change in monetary policy between meetings of the Federal Open Market Committee since October 1998 which was during the height of the global financial crisis.
 This surprise move was followed up by another 50 basis point cut in short term interest rates on January 31. This was the first time during Mr. Greenspan's tenure as Chairman of the Federal Reserve, which began in August 1987, that the federal funds rate was cut a full percentage point during a single month. In fact, the last time short term interest rates were lowered by a percentage point or more in one month was August 1982. The message from the Federal Reserve last month was unambiguously clear. A soft landing is the desired outcome for the economy in 2001, not a full-blown recession. There is no political support in Washington for a recession given the low inflation rate, which points to additional moves to ease monetary policy until the econ-omy gives clear signals of gaining traction.

                           [BAR CHART APPEARS HERE]

                             Consumer Spending+
                             Fourth Quarter 2000*

Personal Consumption
Expenditures                       2.9%
Durable Goods                      3.4%
Motor Vehicles                   -12.7%
Nondurable Goods                   0.8%
Apparel                           -0.9%
Services                           5.3%
Household Fuel                    14.8%

*Annualized

B.  Broad Based Slowdown.

 Consumer spending on durable goods fell at a 3.4 percent annual rate, the second decline in the past three quarters. Spending on motor vehicles fell at a 12.7 percent rate as consumer confidence fell sharply during the last couple months of the year. Respondents cited the softening in the labor market and the drop in common stock prices last year as the reasons behind the drop. We believe the uncertainty created by the seemingly unending Presidential elec-tion also weighed heavily on consumer, business, and investor confidence as 2000 drew to a close.
 Business capital spending fell at a 1.5 percent annual rate, the first decline in eight and a half years. Structure outlays rose at a 9.3 percent rate as the long lead-time construction projects such as office, industrial, and utili-


-------------------------------------------------------------------------------
This report is not personal investment advice. The information in this report is obtained from sources believed to be reliable. However, Lyon Street Asset Management Company and its affiliates do not guarantee or warrant the accuracy or completeness of the information or its use, nor the effects of acting on any of the opinions expressed in this report.

ties posted gains. Equipment and software outlays declined 4.7 percent, but the weakness did not show up in computers or software, where there were advances of 5.9 and 12.3 percent, respectively. While these growth rates are below the 21.9 percent growth rate for high technology equipment and software over the previous six years, they were nonetheless positive.
 This slowdown was expected as the ability of companies to buy technology products is limited by their ability to expand revenue. The continued growth in high technology outlays, albeit at a slower pace, reflects the fact that the need for productivity-enhancing and internet-friendly systems isn't going to evaporate regardless of the economic climate. Productivity and efficiency gains are the only way to expand profit margins in a low inflation environment and companies have only begun to put in place the requirements for the new types of connectivity that will be necessary to manage their businesses in the future. Companies still have huge investments ahead to develop the kinds of systems they will need to manage their procurement process (supply chain func-tion) over the Internet.


                           [BAR CHART APPEARS HERE]

                          Business Capital Spending+
                             Fourth Quarter 2000*

Business Capital Spending                        -1.5%
Structures                                        9.3%
Equipment and Software                           -4.7%
High Technology Equipment & Software              9.6%
Computers                                         5.9%
Software                                         12.3%
Industrial Equipment                             -3.1%
Transportation Equipment                        -37.0%

*Annualized


 Reflecting the slowdown in the manufacturing sector, industrial equipment purchases fell 3.1 percent. A big drop in equipment outlays came in the trans-portation sector, which fell at a whopping 37.0 percent annual rate. Almost three-fourths of the decline in transportation equipment came in the heaviest category of trucks, buses, and trailers. The pinch in cash flows, the rise in fuel costs, a sharp rise in trucking company bankruptcies, and the expectation of slower growth led to a 43.9 percent drop in that segment of the transporta-tion equipment sector.
 Residential construction outlays fell at a modest 2.5 percent annual rate and have fallen at only a 6.6 percent rate from their peak in the second quarter. This is a very minor easing in housing outlays compared to previous slowdowns in the economy, and certainly not of the magnitude typically associated with the economy falling into recession. The beneficial impacts of the more than one and a half percentage point drop in mortgage rates since May and the low unemployment rate are largely offsetting the recent sharp drop in consumer confidence and the lingering negative effects from the drop in common stocks last year.
 Net exports continued to hamper growth, subtracting 0.6 percentage points from the fourth quarter growth rate. The impact largely came through a reduc-tion in exports reflecting the slowdown on a global basis. Exports of capital goods fell at a 6.0 percent rate and consumer goods declined at an even larger
12.2 percent rate. Business inventories were accumulated at a pace below the previous quarter's pace for the second quarter in a row, signifying that efforts to keep the involuntary inventory buildup at a manageable level are under way. Inventories accumulated at a faster pace in the retail sector, but at slower rates at the wholesale and manufacturing levels. A significant inventory drawdown is expected to happen during the current quarter, clearing the decks for a resurgence in manufacturing activity later in the year.

Economic Outlook


C.  Manufacturing Sector in Recession.

 While the Gross Domestic Product/1/ data on the fourth quarter depicts a slowing in the economy's growth rate, other data series we follow indicate that the economy hit a wall as 2000 ended. The purchasing managers' survey, industrial production and manufacturing employment point to a manufacturing sector that is in a recession of moderate degree. The Purchasing Managers' Index/2/ is at its lowest level since the last recession with a sharp decline in the orders component. The survey has pointed to an outright contraction in the manufacturing sector since late summer. Manufacturing production fell 1.1 percent in December alone, the largest monthly drop since the last recession, with the weakness concentrated in the automobile sector. The drop in manufac-turing employment equates to the loss of 588,000 jobs.


                    Manufacturing Sector Recession Monitor+

                                               Peak                 Percent Decline
                                               Month                  Since Peak
                                               -----                ---------------
        Purchasing Manager Index/2/       November, 1999                -28.8%
        Orders                            September, 1999               -40.2%
        Industrial Production             September, 2000                -1.2%
        Automotive Products               September, 2000               -10.5%
        Manufacturing Employment            April, 1998                  -3.0%
        Automotive                          April, 1998                  -5.9%


 The silver lining in how quickly the manufacturing sector has declined, how-ever, is the speed with which producers have responded to the weakening in demand. In recessions prior to the 1990-91 recession, a sharp slowing in demand generated an abrupt rise in inventories relative to sales. Subsequent-ly, firms were forced to work down the resulting overhang by slashing produc-tion over an extended period of time.
 In the 1990-91 recession and even more so during this current dip, production cuts have begun almost simultaneously with the softening in demand. With the production cutbacks toward the end of last year and continuing into the cur-rent quarter, and relatively lean inventory levels, the involuntary buildup of unwanted inventories should be kept at a very manageable level. As such, we look for the adjustment period to be brief, especially if the steadying influ-ence of lower interest rates cushions demand and results in buoying the out-look fairly quickly.

D.  Refueling the Economy.

 While we expect the inventory adjustment period to be brief, the economy will still require some stimulus to elevate its growth rate more quickly. The fol-lowing items should refuel the economy in short order:
 . The Federal Reserve moved aggressively during January to ease monetary policy and additional interest rate relief is on the way. We believe these moves should go a long way toward shoring up consumer and business confidence.
 . Common stocks have rebounded so far this year and we see a bottoming process taking place with investors beginning to look across the valley of the slowdown to the acceleration in the economy's growth rate during the second half of the year and into 2002.
 . The decline in mortgage rates has already cushioned the falloff in the housing market and is now spurring a mortgage refinance mini-boom that we anticipate will support a higher pace of consumer spending in the coming months.
 . Money growth has accelerated with the drop in interest rates and oil prices are below last year's levels.
 . The likelihood of passing significant tax legislation that could have a positive impact on consumer spending this year continues to increase.

/1/Gross Domestic Product (GDP) is the market value of the goods and services produced by labor and property in the United States. The GDP is made up of consumer and government purchases, private domestic investments and net exports of goods and services.
/2/The National Association of Purchasing Managers (NAPM) Index is based on a national survey of purchasing managers which covers such indicators as new orders, production, employment, inventories, delivery times, price, export orders and import orders. The index is one of the first comprehensive economic releases of the month, typically preceding the employment report.

 Look for the inventory drawdown to negatively impact the real GDP data for the first quarter of 2001 in a fairly significant manner, likely resulting in a negative growth rate for the economy. This outcome should be viewed very posi-tively as the more rapid the runoff of unwanted inventories, the more quickly manufacturing orders can rebound. We believe the economy should begin to gain traction during the second quarter before accelerating to a 3 to 4 percent growth rate during the second half of the year.
II. Inflation

A.  No Building Inflationary Pressures.

 The slowdown in the economy's growth rate last quarter was accompanied by con-tinued low inflation readings. For the entire economy and for the major sectors shown in the table, the fourth quarter inflation rates were below the already low inflation rates for all of 2000. The inflation scare from the sharp rise in energy costs last year passed with no lingering negative effects.


                           [BAR CHART APPEARS HERE]

                                Inflation Rates+

                                        4Q 2000 Annualized     2000
Gross Domestic Purchases                       1.9%            2.4%
GDP less Food and Energy                       1.6%            1.8%
Consumer Spending                              2.2%            2.4%
Business Capital Spending                     (0.2)%           0.5%
Housing Outlays                                3.1%            3.5%

 The multi-year lack of pricing power and the resultant need to invest in high technology equipment and software to bring about the necessary productivity gains to grow earnings have kept unit labor costs under control and thwarted any building inflationary pressures. Particularly with the slowdown in the economy, we look for inflation to remain in the 1.5 to 2.5 percent range for the foreseeable future.

JOSEPH T. KEATING
President and Chief Investment Officer

+ The information contained herein is based on Commerce Department data released January 31, 2001.


                             [LOGO OF LYON STREET]

                              INVESTMENT ADVISER

                      Lyon Street Asset Management Company
                              111 Lyon Street N.W.
                             Grand Rapids, MI 49503

Kent Science and Technology Fund+
By David C. Eder
Portfolio Co-manager

     The Kent Science and Technology Fund is a new fund that began operations on July 11, 2000. The Fund invests in shares of companies that are involved in the innovation, development or advancement of science and technology, and will likely include exposure to industries such as: computer hardware and software; the Internet; telecommunications; biotechnology and pharmaceuticals; medical technology; defense and aerospace; and others.

     The Fund holds a mix of large-, mid- and small-cap technology shares from the U.S. and international markets. This approach is designed to help the Fund address opportunities throughout the broad technology sector and maintain a well-diversified portfolio. The Fund held between 100 and 150 stocks during the period.

     The Fund posted a total return of -33.70% for both the Institutional and Advisor Shares (without maximum sales charge for the Advisor Shares)++, from July 11, 2000, through December 31, 2000. That compares to a -37.71% and -35.99% return for the Fund's benchmarks, the Nasdaq Composite Index/1/ and the Lipper Science and Technology Index/2/.

A volatile period

     The technology sector suffered significant losses during the period from the Fund's inception through December 31, 2000. The Federal Reserve's moves to raise short-term interest rates earlier in 2000 led to slower-than-expected economic growth during the period. This slower-than expected economic growth caused concerns that technology firms would experience a slowdown in their revenue and earnings growth rates. Many technology companies did in fact deliver poor financial results, and investors fled the sector. The bankruptcies of a number of Internet companies during the period also contributed to the negative sentiment in the technology market.

     The Fund outperformed its benchmark in part because we overweighted the health care sector, which performed well as investors valued the relatively steady growth that health care firms delivered.

Going forward

     We believe that last year's technology correction has removed most of the speculative excess in the market. We also believe that shares of many technology firms with strong growth rates now trade at extremely attractive valuations, which should help generate attention from investors. In that environment, we will look for opportunities among attractively priced shares of leading companies in sectors such as telecommunications and networking. We also may reduce the Fund's position in health care stocks, which now look fully valued.
--------------------------------------------------------------------------------
+ Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks.
++ With the maximum sales charge of 5.75%, the Advisor Shares of the Fund produced a -37.51% return for the period.
/1/ Nasdaq Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as the National Market System traded foreign common stocks and ADR's.
/2/ The Lipper Science & Technology Fund Index is a managed index that consists of mutual funds that invest 65% of their equity portfolio in science and technology stocks. The Lipper Science & Technology Index is an equally weighted index of the largest mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gains distributions and income dividends. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Kent Canterbury Fund
By Allan J. Meyers
Portfolio Co-manager

     The Kent Canterbury Fund was added to the Kent family of funds on July 11, 2000. The Fund seeks capital appreciation by investing at least 65% of its assets in U.S. companies with at least $1 billion in market capitalization at the time of purchase. These companies are generally in the universe of the Russell 1000 Index/1/. We select stocks that exhibit strong growth characteristics by identifying sectors that offer the best potential for growth over the long term. These sectors include technology, telecommunications services, health care, financial services and leisure. The structure of the Fund makes it best suited for investors who have a long-term growth focus.

A difficult environment

     The Fund faced a challenging stock market environment during the period from its inception through December 31, 2000. Investors sold growth stocks due to concerns that slowing economic growth would hurt corporate profits. Stocks with the highest valuations suffered especially severe losses. Technology stocks fell 39% during the twelve months ended December 31, 2000, as reported by Russell. Furthermore, the Federal Reserve's restrictive monetary policy during 2000 hurt stock prices. The strength of the U.S. dollar versus the Euro and other foreign currencies also negatively affected exports and profits for many U.S.-based companies that sell products overseas.

     The Fund's Advisor Shares returned -19.20% (without maximum sales charge)+, from July 11, 2000 through December 31, 2000. The Fund's benchmark, the Russell 1000 Index, produced a -8.50% during the same period.

Looking ahead

     We believe that the Fund is well-positioned to benefit from the attractive growth potential of the stocks and sectors in which it invests. For example, we anticipate the long-term outlook for the technology and telecommunications sectors to remain extremely strong, despite their recent poor showings. We also expect strong performance over time from the leisure, health care and financial services sectors. We will maintain our disciplined strategy of investing in shares of financially solid firms that offer above-average growth potential.

--------------------------------------------------------------------------------
/1/ The Fund's performance is measured against the Russell 1000 Index, which is an unmanaged index that represents the performance of domestically traded common stocks of mid-to-large sized companies. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities. + With the maximum sales charge of 5.75%, the Fund produced a -23.85% return for the period.

Kent Cascade Fund+
By Robert Cummisford, CFA
Portfolio Manager

     The Kent Cascade Fund was added to the Kent family of funds on July 11, 2000. The Fund invests in shares of small companies that are well-positioned to benefit from the trends that we believe will contribute most significantly to the economy's long-term growth. These trends include improved productivity through technological innovation, the growth of the Internet, increased need for health care due to the aging population, and rising demand for financial services and leisure-oriented products and services from the baby-boomer generation.

     To best address these opportunities, the Fund focuses its investments in a select number of sectors including: technology (40% of net assets as of December 31, 2000); telecommunications (2%); health care (23%); financial services (12%) and capital goods (12%). The Fund avoids sectors such as energy, utilities and consumer staples, which are not as well-positioned to benefit from our investment themes.*

     The Fund's Advisor Shares returned -26.20% (without maximum sales charge)++, from July 11, 2000, through December 31, 2000. The Fund's benchmark, the Russell 2000 Index/1/, returned -5.88% during that period.

A difficult market environment

     Signs of slower-than-expected economic growth during the second half of 2000 caused investors to worry that corporate revenue and earnings growth would suffer. Highly valued shares of technology and telecommunications companies suffered significant losses in that environment, hurting the Fund's performance. The Fund benefited from its exposure to the health-care sector, which performed well as investors sought companies that could deliver steady growth in an uncertain environment. Holdings such as Province Health Care (up 211% in 2000), Bindley Western (up 176%) and Trigon Heathcare, Inc. (up 164%) posted strong performance.*

The Outlook

     The Federal Reserve cut short-term interest rates on January 3, 2001, in an effort to spur economic growth. We believe the Federal Reserve's move will be successful, and that small company stocks will perform well during the coming months. Furthermore, many small companies continue to offer strong growth potential, while their shares trade at much lower valuations than shares of large company stocks.


--------------------------------------------------------------------------------
+ Small-capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and, by definition, are not as well-established as "blue-chip" companies. Historically, smaller companies' stock has experienced a greater degree of market volatility.
++ With the maximum sales charge of 5.75%, the Fund produced a -30.44% return for the period.
/1/ The Fund's performance is measured against the Russell 2000 Index, which is an unmanaged index that represents the performance of the 2,000 smallest companies in the Russell 3000 Index (the 3,000 largest U.S. companies based on market capitalization) which consists of domestically traded common stocks of small to mid-sized companies. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
* The Fund's portfolio composition is subject to change.

Kent Funds
Science & Technology Fund
Schedule of Portfolio Investments                             December 31, 2000


            Security                                                     Market
Shares     Description                                                    Value
------     -----------                                                    -----

COMMON STOCKS (93.9%):
Applications Software  (2.9%):
 1,200   Microsoft Corp. *                                              $52,050
 1,900   Rational Software Corp. *                                       73,981
                                                                        -------
                                                                        126,031
                                                                        -------
Building - Heavy Construction (0.6%):
   700   Dycom Industries, Inc. *                                        25,156
                                                                         ------

Business Equipment & Services (1.1%):
   900   Ariba Inc. *                                                    48,263
                                                                         ------

Circuits (0.8%):
 1,000   Integrated Device Technology, Inc. *                            33,125
                                                                         ------

Computer Data Security (0.9%):
   750   RSA Security, Inc. *                                            39,656
                                                                         ------

Computer Software  (6.1%):
 2,900   BroadVision, Inc. *                                             34,256
 1,600   Computer Associates International, Inc.                         31,200
   800   Mercury Interactive Corp. *                                     72,199
   800   Micromuse, Inc. *                                               48,288
 1,800   Oracle Corp. *                                                  52,313
 1,000   Verity, Inc. *                                                  24,063
                                                                         ------
                                                                        262,319
                                                                        -------
Computers (3.0%):
 2,000   Dell Computer Corp. *                                           34,875
   600   Hewlett-Packard Co.                                             18,938
   500   IBM Corp.                                                       42,500
 1,200   Sun Microsystems, Inc. *                                        33,450
                                                                         ------
                                                                        129,763
                                                                        -------
Computers - Integrated Systems (0.4%):
 1,000   Echelon Corp. *                                                 16,063
                                                                         ------

Computers - Local Area Network (0.5%):
 1,000   Anixter International, Inc. *                                   21,625
                                                                         ------

Computers - Memory Devices (2.3%):
   600   EMC Corp. *                                                     39,900
 1,100   SanDisk Corp. *                                                 30,594
   300   VERITAS Software Corp. *                                        26,250
                                                                         ------
                                                                         96,744
                                                                         ------
Computers - Networking Products (2.7%):
 1,000   Cisco Systems, Inc. *                                           38,250
 1,200   Network Appliance, Inc. *                                       77,025
                                                                         ------
                                                                        115,275
                                                                        -------
Computers - Peripheral Equipment (0.3%):
   750   InFocus Corp. *                                                 11,063
                                                                         ------

Data Processing & Reproduction (0.5%):
 1,000   American Management Systems, Inc. *                             19,813
                                                                         ------

Data Processing/Management (1.8%):
 1,000   Acxiom Corp. *                                                  38,937
   600   Automatic Data Processing, Inc.                                 37,988
                                                                         ------
                                                                         76,925
                                                                         ------

Kent Funds
Science & Technology Fund
Schedule of Portfolio Investments                             December 31, 2000
(continued)
            Security                                                     Market
Shares     Description                                                    Value
------     -----------                                                    -----

COMMON STOCKS (continued)
Electrical Components - Semiconductors (2.0%):
 2,200   Cypress Semiconductor Corp. *                                  $43,312
   700   International Rectifier Corp. *                                 21,000
 1,500   LTX Corp. *                                                     19,430
                                                                         ------
                                                                         83,742
                                                                         ------
Electrical Equipment (0.8%):
   750   C&D Technologies, Inc.                                          32,391
                                                                         ------

Electronic - Manufacturing & Machinery (0.4%):
 1,600   Kulicke and Soffa Industries, Inc. *                            18,000
                                                                         ------

Electronic - Miscellaneous Components (3.8%):
   600   CTS Corp.                                                       21,863
 1,400   Flextronics International Ltd. *                                39,900
 1,000   Littelfuse, Inc. *                                              28,625
   750   RadiSys Corp. *                                                 19,406
   700   Sanmina Corp. *                                                 53,637
                                                                         ------
                                                                        163,431
                                                                        -------
Electronic Components - Semiconductors (17.2%):
 3,100   Advanced Micro Devices, Inc. *                                  42,819
 1,000   Applied Materials, Inc. *                                       38,188
 4,800   Atmel Corp. *                                                   55,800
 1,500   ATMI, Inc. *                                                    29,250
 2,000   GaSonics International Corp. *                                  36,750
 1,600   Intel Corp.                                                     48,100
 2,300   LSI Logic Corp. *                                               39,307
 1,000   MKS Instruments, Inc. *                                         15,500
 2,200   Novellus Systems, Inc. *                                        79,062
   400   PMC-Sierra, Inc. *                                              31,450
   500   QLogic Corp. *                                                  38,500
 2,800   Taiwan Semiconductor Manufacturing                              48,300
         Co. ADR *
 1,700   Teradyne, Inc.*                                                 63,324
 1,100   Texas Instruments, Inc.                                         52,113
 1,100   Vitesse Semiconductor Corp. *                                   60,843
 1,300   Xilinx, Inc. *                                                  59,963
                                                                         ------
                                                                        739,269
                                                                        -------
Electronic Components/Instruments (3.3%):
   800   Applied Micro Circuits Corp. *                                  60,037
 1,000   Artesyn Technologies, Inc. *                                    15,875
 1,500   Cable Design Technologies, Corp. *                              25,219
 1,500   Lam Research Corp. *                                            21,750
   750   Methode Electronics, Inc.- Class A                              17,203
                                                                         ------
                                                                        140,084
                                                                        -------
Electronic Measuring Instruments (0.4%):
   500   Orbotech, Ltd.*                                                 18,656
                                                                         ------

Electronic Products - Miscellaneous (0.4%):
 1,500   Kopin Corp. *                                                   16,594
                                                                         ------

Electronics - Military (0.9%):
   500   L-3 Communications Holdings, Inc. *                             38,500
                                                                         ------

Kent Funds

Science & Technology Fund
Schedule of Portfolio investments                             December 31, 2000
(continued)

           Security                                                      Market
Shares    Description                                                     Value
------    -----------                                                     -----

COMMON STOCKS (continued)

Fiber Optics (1.5%):
 1,500   C-COR.net Corp. *                                               14,578
   900   Corning, Inc.                                                  $47,531
                                                                         ------
                                                                         62,109
                                                                         ------
Instruments - Controls (0.5%):
 1,000   Photon Dynamics, Inc. *                                         22,500
                                                                         ------

Internet Content (0.4%):
 1,600   DoubleClick, Inc. *                                             17,500
                                                                         ------

Internet Services/Software (6.9%):
 1,900   Akamai Technologies, Inc. *                                     40,138
   500   Avocent Corp. *                                                 13,500
   400   Check Point Software Technologies Ltd.                          53,424
 1,600   eBay Inc. *                                                     52,799
 2,000   Exodus Communications, Inc. *                                   40,000
   400   Internet Security Systems, Inc. *                               31,400
 3,700   RealNetworks, Inc. *                                            32,144
 1,200   Yahoo Inc. *                                                    36,075
                                                                         ------
                                                                        299,480
                                                                        -------
Lasers - Systems/Components (2.2%):
   750   Coherent, Inc. *                                                24,375
 1,250   Cymer, Inc. *                                                   32,167
 1,000   Electro Scientific Industries, Inc. *                           28,000
 1,000   VISX, Inc. *                                                    10,438
                                                                         ------
                                                                         94,980
                                                                         ------
Management Consulting Services  (0.3%):
   400   DiamondCluster International, Inc. *                            12,200
                                                                         ------

Medical - Biomedical/Genetic (5.1%):
   750   Alkermes, Inc. *                                                23,531
 1,200   Biogen, Inc. *                                                  72,076
   750   CuraGen Corp. *                                                 20,484
   600   Invitrogen Corp. *                                              51,825
   400   Myriad Genetics, Inc. *                                         33,100
 2,000   Nanogen, Inc. *                                                 18,000
                                                                         ------
                                                                        219,016
                                                                        -------
Medical - Drugs (6.4%):
   700   Bristol-Myers Squibb Co.                                        51,756
   400   Eli Lilly & Co.                                                 37,225
   400   Medicis Pharmaceutical Corp. - Class A *                        23,650
 1,200   MedImmune, Inc. *                                               57,224
   500   Merck & Co., Inc.                                               46,813
 1,200   Pfizer, Inc.                                                    55,200
                                                                         ------
                                                                        271,868
                                                                        -------
Medical Instruments  (3.0%):
 1,300   Guidant Corp. *                                                 70,119
 1,000   Medtronic, Inc.                                                 60,375
                                                                         ------
                                                                        130,494
                                                                        -------
Medical Products  (1.5%):
   600   Johnson & Johnson                                               63,038
                                                                         ------

Kent Funds
Science & Technology Fund
Schedule of Portfolio Investments                              December 31, 2000
(continued)

             Security                                                    Market
Shares      Description                                                   Value
------      -----------                                                   -----

COMMON STOCKS (continued)

Multimedia (0.8%):
 1,000   America Online, Inc. *                                          34,800
                                                                         ------

Networking Products (0.4%):
 1,200   Lucent Technologies, Inc.                                       16,200
                                                                         ------

Power Conversion/Supply Equipment (0.7%):
 1,250   Advanced Energy Industries, Inc. *                             $28,125
                                                                        -------

Software - Communications (0.2%):
 2,000   Puma Technology, Inc. *                                          8,313
                                                                          -----

Telecommunications (0.1%):
 1,400   Viatel, Inc. *                                                   5,206
                                                                          -----

Telecommunications - Equipment (6.3%):
   300   Com21, Inc. *                                                    1,406
 1,000   CommScope, Inc. *                                               16,563
   700   Comverse Technology, Inc. *                                     76,037
   700   JDS Uniphase Corp.*                                             29,181
 1,700   Nokia Corp. - ADR                                               73,950
 1,200   Nortel Networks Corp., ADR                                      38,475
 2,000   Telefonaktiebolaget LM Ericsson                                 22,375
         (Ericsson AB) - ADR
 1,250   Terayon Communications Systems, Inc.                             5,078
 1,500   Westell Technologies, Inc. *                                     4,594
                                                                          -----
                                                                        267,659
                                                                        -------
Telecommunications - Services and Equipment (0.5%):
 2,000   LCC International, Inc. - Class A *                             21,750
                                                                         ------

Telephone - Integrated (1.8%):
 2,000   AT&T Corp.                                                      34,625
 2,900   WorldCom, Inc. *                                                40,781
                                                                         ------
                                                                         75,406
                                                                         ------
Wireless Equipment (2.2%):
 2,000   DMC Stratex Networks, Inc. *                                    30,000
 1,900   Motorola, Inc.                                                  38,475
   600   Proxim, Inc. *                                                  25,800
                                                                         ------
                                                                         94,275
                                                                         ------
Total COMMON STOCKS                                                   4,017,407
                                                                      ---------

INVESTMENT COMPANIES  (6.0%):
11,977   Federated Prime Value Obligations                               11,977
         Money Market Fund
 1,500   Nasdaq 100 Share Index                                          87,563
 1,200   S&P 500 Depositary Receipt                                     157,425
                                                                        -------

Total INVESTMENT COMPANIES                                              256,965
                                                                        -------



Total Investments (Cost $5,971,006) (a)   -   99.9%                   4,274,372
Other assets in excess of liabilities   -   0.1%                          4,554
                                                                          -----

NET ASSETS   -   100.0%                                              $4,278,926
                                                                      =========
------------

Kent Funds
Science & Technology Fund
Schedule of Portfolio Investments                             December 31, 2000
(continued)


(a) Represents cost for financial reporting purposes and differs from cost basis for Federal income tax purposes by the amount of losses recognized for financial reporting in excess of Federal income tax reporting of $27,075. Cost for Federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

          Unrealized appreciation...............     $      125,923
          Unrealized depreciation...............         (1,849,632)
                                                         -----------
          Net unrealized depreciation...........     $   (1,723,709)
                                                         ===========
* Non-income producing security.

ADR  American Depositary Receipt

                       See Notes to Financial Statements.

Kent Funds
Canterbury Fund
Schedule of Portfolio Investments                              December 31, 2000

                             Security                                   Market
        Shares               Description                                 Value
        ------               -----------                               --------

COMMON STOCKS (97.2%):
Advertising  (0.5%):
                50   Interpublic Group Cos., Inc.                      $  2,128
                                                                       --------

Aerospace & Defense (0.4%):
                25   Boeing Co.                                           1,650
                                                                       --------

Applications Software (2.5%):
               210   Microsoft Corp. *                                    9,109
                15   Siebel Systems, Inc. *                               1,014
                                                                       --------
                                                                         10,123
                                                                       --------
Banks - East (0.9%):
                45   Mercantile Bankshares Corp.                          1,944
                75   North Fork Bancorporation                            1,842
                                                                       --------
                                                                          3,786
                                                                       --------
Banks - Major Regional (4.6%):
                30   Comerica, Inc.                                       1,781
                35   Fifth Third Bancorp                                  2,091
               160   Firstar Corp.                                        3,721
                50   FleetBoston Financial Corp.                          1,878
                55   Mellon Financial Corp.                               2,705
                20   Northern Trust Corp.                                 1,631
                10   State Street Corp.                                   1,242
                60   Wells Fargo Co.                                      3,341
                                                                       --------
                                                                         18,390
                                                                       --------
Banks - Money Center (2.1%)
                45   Bank of America Corp.                                2,064
                40   Bank of New York Co., Inc.                           2,208
                90   Chase Manhattan Corp.                                4,089
                                                                       --------
                                                                          8,361
                                                                       --------
Banks - South (0.7%):
               100   First Tennessee National Corp.                       2,894
                                                                       --------

Broadcasting/Cable  (2.2%):
               100   Charter Communications, Inc.                         2,269
                65   Clear Channel Communications, Inc. *                 3,148
                85   Comcast Corp., Special Class A *                     3,549
                                                                       --------
                                                                          8,966
                                                                       --------
Building - Heavy Construction  (0.4%):
                50   Dycom Industries, Inc. *                             1,797
                                                                       --------

Building Products - Retail/Wholesale (0.9%):
                80   Home Depot, Inc.                                     3,655
                                                                       --------

Commercial Services  (0.5%):
               100   Cendant Corp. *                                        963
                25   Convergys Corp. *                                    1,132
                                                                       --------
                                                                          2,095
                                                                       --------
Commercial Services - Finance  (0.3%):
                30   H & R Block, Inc.                                    1,241
                                                                       --------

Computer Software  (2.0%):
                15   Adobe Systems, Inc.                                    873
                75   Computer Associates International, Inc.              1,462

Kent Funds
Canterbury Fund
Schedule of Portfolio Investments                              December 31, 2000
(continued)

                             Security                                   Market
        Shares               Description                                 Value
        ------               -----------                               --------

COMMON STOCKS (continued)
Computer Software (continued)
                10   Mercury Interactive Corp. *                       $    903
               170   Oracle Corp. *                                       4,940
                                                                       --------
                                                                          8,178
                                                                       --------
Computers (4.2%):
               160   Dell Computer Corp. *                                2,790
                65   Gateway Inc. *                                       1,169
                80   Hewlett-Packard Co.                                  2,525
                60   IBM Corp.                                            5,100
               200   Sun Microsystems, Inc. *                             5,575
                                                                       --------
                                                                         17,159
                                                                       --------
Computers - Memory Devices (1.7%):
                85   EMC Corp. *                                          5,653
                15   SanDisk Corp. *                                        417
                10   VERITAS Software Corp. *                               875
                                                                       --------
                                                                          6,945
                                                                       --------
Computers - Networking Products (3.0%):
               250   Cisco Systems, Inc. *                                9,562
                 8   Juniper Networks, Inc. *                             1,009
                22   Network Appliance, Inc. *                            1,412
                                                                       --------
                                                                         11,983
                                                                       --------
Computers - Services (1.7%):
               125   BMC Software, Inc. *                                 1,750
                30   Computer Sciences Corp. *                            1,804
                20   DST Systems, Inc. *                                  1,340
                35   Electronic Data Systems Corp.                        2,021
                                                                       --------
                                                                          6,915
                                                                       --------
Data Processing/Management (1.2%):
                45   Automatic Data Processing, Inc.                      2,849
                40   Fiserv, Inc. *                                       1,898
                                                                       --------
                                                                          4,747
                                                                       --------
Diversified (3.6%):
               300   General Electric Co.                                14,381
                                                                       --------

Diversified Manufacturing (1.3%):
                50   Honeywell International, Inc.                        2,366
                50   Tyco International, Ltd.                             2,775
                                                                       --------
                                                                          5,141
                                                                       --------
Educational Services (0.2%):
                25   DeVry, Inc. *                                          944
                                                                       --------

Electronic - Miscellaneous Components (1.1%):
                65   Jabil Circuit, Inc. *                                1,649
                15   Linear Technology Corp.                                694
                30   Sanmina Corp. *                                      2,299
                                                                       --------
                                                                          4,642
                                                                       --------
Electronic Components - Semiconductors (6.1%):
                45   Altera Corp. *                                       1,184
                40   Analog Devices, Inc. *                               2,048
                40   Applied Materials, Inc. *                            1,528

Kent Funds
Canterbury Fund
Schedule of Portfolio Investments                              December 31, 2000
(continued)

                             Security                                   Market
        Shares               Description                                 Value
        ------               -----------                               --------

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
                 8   Broadcom Corp., Class A *                         $    672
               270   Intel Corp.                                          8,116
                50   Microchip Technology, Inc. *                         1,097
                50   Micron Technology, Inc. *                            1,775
                20   Novellus Systems, Inc. *                               719
                15   PMC-Sierra, Inc. *                                   1,179
                15   QLogic Corp. *                                       1,155
                20   Teradyne, Inc.*                                        745
                65   Texas Instruments, Inc.                              3,078
                25   Xilinx, Inc. *                                       1,153
                                                                       --------
                                                                         24,449
                                                                       --------
Electronic Components/Instruments (0.3%):
                80   Artesyn Technologies, Inc. *                         1,270
                                                                       --------

Electronic Measuring Instruments (0.6%):
                45   Agilent Technologies, Inc. *                         2,464
                                                                       --------

Fiber Optics (0.8%):
                65   Corning, Inc.                                        3,433
                                                                       --------

Financial - Investment Banker/Broker (1.6%):
                20   A.G. Edwards, Inc.                                     949
               115   Charles Schwab Corp.                                 3,263
                20   Goldman Sachs Group, Inc.                            2,139
                                                                       --------
                                                                          6,351
                                                                       --------
Financial - Miscellaneous Services (2.1%):
                75   American Express Co.                                 4,120
                40   Capital One Financial Corp.                          2,633
                45   MBNA Corp.                                           1,662
                                                                       --------
                                                                          8,415
                                                                       --------
Financial - Mortgage & Related Services (1.1%):
                50   Fannie Mae                                           4,338
                                                                       --------

Financial Services - Diversified (4.7%):
               230   Citigroup, Inc.                                     11,744
                85   Morgan Stanley Dean Witter & Co.                     6,736
                                                                       --------
                                                                         18,480
                                                                       --------
Identification Systems (0.3%):
                30   Symbol Technologies, Inc.                            1,080
                                                                       --------

Instruments - Scientific (0.2%):
                15   Millipore Corp.                                        945
                                                                       --------

Insurance - Brokers (0.6%):
                20   Marsh & McLennan Cos., Inc.                          2,340
                                                                       --------

Insurance - Life & Health  (1.4%):
                20   American General Corp.                               1,630
                15   CIGNA Corp.                                          1,985
                45   Lincoln National Corp.                               2,129
                                                                       --------
                                                                          5,744
                                                                       --------
Insurance - Multi-Line (3.2%):
                60   Allstate Corp.                                       2,614

Kent Funds
Canterbury Fund
Schedule of Portfolio Investments                              December 31, 2000
(continued)

                             Security                                   Market
        Shares               Description                                 Value
        ------               -----------                               --------

COMMON STOCKS (continued)
Insurance - Multi-Line (continued)
                95   American International Group, Inc.                $  9,363
                25   Cincinnati Financial Corp.                             989
                                                                       --------
                                                                         12,966
                                                                       --------

Insurance-Financial Guarantee (0.6%):
                30   MBIA, Inc.                                           2,224
                                                                       --------

Internet Services/Software (0.2%):
                30   Yahoo Inc. *                                           902
                                                                       --------

Investment Management Companies (0.3%):
                30   T. Rowe Price Group, Inc.                            1,268
                                                                       --------

Media Conglomerates (1.8%):
                65   The Walt Disney Co.                                  1,881
                35   Time Warner, Inc.                                    1,828
                75   Viacom, Inc., Class B *                              3,507
                                                                       --------
                                                                          7,216
                                                                       --------
Medical - Biomedical/Genetic (1.5%):
                50   Amgen, Inc. *                                        3,196
                30   Biogen, Inc. *                                       1,802
                15   Genentech, Inc.*                                     1,223
                                                                       --------
                                                                          6,221
                                                                       --------
Medical - Drugs (13.3%):
                80   Abbott Laboratories                                  3,875
                70   American Home Products Corp.                         4,449
                85   Bristol-Myers Squibb Co.                             6,285
                65   Eli Lilly & Co.                                      6,049
                60   MedImmune, Inc. *                                    2,861
               100   Merck & Co., Inc.                                    9,362
               280   Pfizer, Inc.                                        12,879
                50   Pharmacia Corp.                                      3,050
                80   Schering-Plough Corp.                                4,540
                                                                       --------
                                                                         53,350
                                                                       --------
Medical - Health Medical Organization (0.4%):
                15   Wellpoint Health Networks  *                         1,729
                                                                       --------

Medical - Hospital (0.5%):
                45   HCA-The Healthcare Co.                               1,980
                                                                       --------

Medical Instruments (1.1%):
                40   Guidant Corp. *                                      2,158
                40   Medtronic, Inc.                                      2,415
                                                                       --------
                                                                          4,573
                                                                       --------
Medical Products (2.5%):
                35   Baxter International, Inc.                           3,091
                60   Johnson & Johnson                                    6,304
                15   Stryker Corp.                                          759
                                                                       --------
                                                                         10,154
                                                                       --------
Motorcycle/Motor Scooter (0.3%):
                30   Harley-Davidson, Inc.                                1,193
                                                                       --------

Kent Funds
Canterbury Fund
Schedule of Portfolio Investments                              December 31, 2000
(continued)

                             Security                                   Market
        Shares               Description                                 Value
        ------               -----------                               --------

COMMON STOCKS (continued)

Multimedia (0.9%):
               105   America Online, Inc. *                            $  3,654
                                                                       --------

Networking Products (0.3%):
                85   Lucent Technologies, Inc.                            1,148
                                                                       --------

Office Automation & Equipment (0.5%):
                55   Pitney Bowes, Inc.                                   1,822
                                                                       --------

Publishing - Newspapers (0.3%):
                      25   Tribune Co.                                    1,056
                                                                       --------

Restaurants (1.1%):
               100   McDonald's Corp.                                     3,400
                25   Starbucks Corp. *                                    1,106
                                                                       --------
                                                                          4,506
                                                                       --------
Retail (0.2%):
                10   Best Buy Co. *                                         296
                50   Staples, Inc. *                                        590
                                                                       --------
                                                                            886
                                                                       --------
Retail - Discount (1.0%):
                75   Wal-Mart Stores, Inc.                                3,984
                                                                       --------

Retail - Drug Store (0.5%):
                50   Walgreen Co.                                         2,091
                                                                       --------

Satellite Telecom (0.3%):
                50   General Motors Class H                               1,150
                                                                       --------

Telecommunications - Equipment (2.4%):
               100   ADC Telecommunications, Inc. *                       1,813
                10   Comverse Technology, Inc. *                          1,086
                35   JDS Uniphase Corp. *                                 1,459
                80   Nortel Networks Corp., ADR                           2,565
                35   QUALCOMM, Inc. *                                     2,876
                                                                       --------
                                                                          9,799
                                                                       --------
Telecommunications - Services and Equipment (0.9%):
                 7   Avaya, Inc. *                                           72
                65   Nextel Communications, Inc., Class A *               1,609
                75   Sprint Corp., PCS Group *                            1,533
                15   Western Wireless Corp. - Class A  *                    588
                                                                       --------
                                                                          3,802
                                                                       --------
Telephone - Integrated (3.3%):
               105   AT&T Corp.                                           1,818
               100   Broadwing, Inc. *                                    2,281
                55   Qwest Communications International, Inc.*            2,255
               100   Verizon Communications, Inc.                         5,013
               150   WorldCom, Inc. *                                     2,109
                                                                       --------
                                                                         13,476
                                                                       --------
Utilities - Telephone (3.3%):
                80   BellSouth Corp.                                      3,275

Kent Funds
Canterbury Fund
Schedule of Portfolio Investments                              December 31, 2000
(continued)

                             Security                                   Market
        Shares               Description                                 Value
        ------               -----------                               --------

COMMON STOCKS (continued)
Utilities - Telephone (continued)
               160   SBC Communications, Inc.                          $  7,640
               125   Sprint Corp.                                         2,539
                                                                       --------
                                                                         13,454
                                                                       --------
Wireless Equipment (0.7%):
               105   Motorola, Inc.                                       2,127
                30   Palm, Inc. *                                           849
                                                                       --------
                                                                          2,976
                                                                       --------
Total COMMON STOCKS                                                     393,010
                                                                       --------

INVESTMENT COMPANIES (4.3%):
             6,840   Federated Prime Value Obligations                    6,840
                     Money Market Fund
                80   S&P 500 Depositary Receipt                          10,495
                                                                       --------

Total INVESTMENT COMPANIES                                               17,335
                                                                       --------



Total Investments (Cost $460,674) (a)   -   101.5%                      410,345
Liabilities in excess of other assets   -   (1.5)%                       (5,955)
                                                                       --------

NET ASSETS   -   100.0%                                                $404,390
                                                                       ========
------------
(a) Represents cost for financial reporting and Federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

          Unrealized appreciation...............     $   19,337
          Unrealized depreciation...............        (69,666)
                                                        --------
          Net unrealized depreciation...........     $  (50,329)
                                                        ========
* Non-income producing security.

ADR  American Depositary Receipt

                       See Notes to Financial Statements

Kent Funds
Cascade Fund
Schedule of Portfolio Investments                             December 31, 2000


             Security                                                    Market
Shares      Description                                                   Value
------      -----------                                                   -----

COMMON STOCKS (106.3%):
Advertising  (1.2%):
     60   Catalina Market Corp. *                                        $2,336
                                                                          -----

Banks - Central U.S. (1.0%):
    100   Community First Bankshares, Inc.                                1,888
                                                                          -----

Banks - East (0.7%):
     66   Hudson United Bancorp                                           1,382
                                                                          -----

Banks - Midwest (0.9%):
     60   First Midwest Bancorp, Inc.                                     1,725
                                                                          -----

Banks - West (1.2%):
     90   Imperial Bancorp *                                              2,363
                                                                          -----

Building & Construction - Miscellaneous (1.5%):
     75   Insituform Technologies, Inc. *                                 2,991
                                                                          -----

Building - Heavy Construction (1.3%):
     70   Dycom Industries, Inc. *                                        2,516
                                                                          -----

Business Services (3.0%):
     75   ADVO, Inc. *                                                    3,328
     50   Fair, Isaac & Co., Inc.                                         2,550
                                                                          -----
                                                                          5,878
                                                                          -----
Cellular Telecom (1.1%):
    125   Price Communications Corp. *                                    2,102
                                                                          -----

Circuits (1.0%):
    100   Pericom Semiconductor Corp. *                                   1,850
                                                                          -----

Commercial Services (1.3%):
    100   Prepaid Legal Services, Inc. *                                  2,550
                                                                          -----

Computer Data Security (1.4%):
     50   RSA Security, Inc. *                                            2,644
                                                                          -----

Computer Software (6.0%):
    100   Documentum, Inc. *                                              4,968
    100   FileNET Corp. *                                                 2,725
    100   Hyperion Solutions Corp. *                                      1,544
    100   Verity, Inc. *                                                  2,406
                                                                          -----
                                                                         11,643
                                                                         ------
Computers - Equipment (0.9%):
    100   Insight Enterprises, Inc. *                                     1,794
                                                                          -----

Computers - Integrated Systems (1.8%):
     50   Cerner Corp. *                                                  2,312
     75   Echelon Corp. *                                                 1,205
                                                                          -----
                                                                          3,517
                                                                          -----
Computers - Local Area Network (1.1%):
    100   Anixter International, Inc. *                                   2,163
                                                                          -----

Computers - Peripheral Equipment (0.8%):
     75   InFocus Corp. *                                                 1,106
    125   SONICblue, Inc. *                                                 516
                                                                          -----
                                                                          1,622
                                                                          -----

 Kent Funds
 Cascade Fund
 Schedule of Portfolio Investments                            December 31, 2000
 (continued)

               Security                                                  Market
Shares        Description                                                 Value
------        -----------                                                 -----

COMMON STOCKS (continued)
Data Processing & Reproduction (3.0%):
    100   American Management Systems, Inc. *                            $1,981
     60   ChoicePoint, Inc. *                                             3,934
                                                                          -----
                                                                          5,915
                                                                          -----
Drug Delivery Systems (1.6%):
     67   Elan Corp. PLC ADR *                                            3,136
                                                                          -----

Electrical Components - Semiconductors (1.3%):
    200   LTX Corp. *                                                     2,591
                                                                          -----

Electrical Equipment  (1.4%):
     65   C&D Technologies, Inc.                                          2,807
                                                                          -----

Electronic - Manufacturing & Machinery (1.8%):
    150   Kulicke and Soffa Industries, Inc. *                            1,688
    100   PRI Automation, Inc. *                                          1,875
                                                                          -----
                                                                          3,563
                                                                          -----
Electronic - Miscellaneous Components (4.8%):
     65   APW Ltd. *                                                      2,193
    100   CTS Corp.                                                       3,643
     75   Littelfuse, Inc. *                                              2,147
     50   RadiSys Corp. *                                                 1,294
                                                                          -----
                                                                          9,277
                                                                          -----
Electronic Components - Semiconductors (1.7%):
    100   GaSonics International Corp. *                                  1,838
    100   MKS Instruments, Inc. *                                         1,550
                                                                          -----
                                                                          3,388
                                                                          -----
Electronic Components/Instruments (6.4%):
     54   Applied Micro Circuits Corp. *                                  4,052
    150   Artesyn Technologies, Inc. *                                    2,381
    100   Cable Design Technologies, Corp. *                              1,681
    100   Methode Electronics, Inc.- Class A                              2,294
     50   Technitrol, Inc.                                                2,056
                                                                          -----
                                                                         12,464
                                                                         ------
Electronic Measuring Instruments (1.0%):
     50   Orbotech, Ltd.*                                                 1,866
                                                                          -----

Electronic Parts - Distribution (0.9%):
    100   Kent Electronics Corp. *                                        1,650
                                                                          -----

Electronic Products - Miscellaneous (0.9%):
    150   Kopin Corp. *                                                   1,659
                                                                          -----

Electronics - Military (2.0%):
     50   L-3 Communications Holdings, Inc. *                             3,850
                                                                          -----

Finance (1.4%):
    100   Metris Companies, Inc.                                          2,631
                                                                          -----

Financial - Consumer Loans (1.7%):
    120   AmeriCredit Corp. *                                             3,270
                                                                          -----

Financial - Investment Banker/Broker (2.4%):
     25   Dain Rauscher Corp.                                             2,367
     55   Investment Technology Group, Inc. *                             2,296
                                                                          -----
                                                                          4,663
                                                                          -----

Kent Funds
Cascade Fund
Schedule of Portfolio Investments                              December 31, 2000
(continued)

               Security                                                  Market
Shares        Description                                                 Value
------        -----------                                                 -----

COMMON STOCKS (continued)
Financial - Investment Management Cos. (3.6%):
    150   Allied Capital Corp.                                           $3,131
    120   Eaton Vance Corp.                                               3,870
                                                                          -----
                                                                          7,001
                                                                          -----
Health Care (0.8%):
     70   IDEXX Laboratories, Inc. *                                      1,540
                                                                          -----

Human Resources (0.4%):
     70   Spherion Corp. *                                                  792
                                                                            ---

Instruments - Controls (1.2%):
    100   Photon Dynamics, Inc. *                                         2,250
                                                                          -----

Insurance  (1.2%):
     50   StanCorp Financial Group, Inc.                                  2,388
                                                                          -----

Internet Content  (0.2%):
     65   S1 Corp. *                                                        341
                                                                            ---

Internet Services/Software (0.9%):
     65   Avocent Corp. *                                                 1,755
                                                                          -----

Lasers - Systems/Components (5.1%):
     75   Coherent, Inc. *                                                2,438
    100   Cymer, Inc. *                                                   2,572
    100   Electro Scientific Industries, Inc. *                           2,799
    200   VISX, Inc. *                                                    2,088
                                                                          -----
                                                                          9,897
                                                                          -----
Medical - Biomedical/Genetic (5.0%):
     75   Cell Genesys, Inc. *                                            1,711
     50   CuraGen Corp. *                                                 1,366
     50   Digene Corp. *                                                  2,234
     50   Invitrogen Corp. *                                              4,318
                                                                          -----
                                                                          9,629
                                                                          -----
Medical - Drugs (3.9%):
     75   Alpharma, Inc. - Class A                                        3,291
     50   Corixa Corp. *                                                  1,394
     50   Medicis Pharmaceutical Corp. - Class A                          2,956
                                                                          -----
                                                                          7,641
                                                                          -----
Medical - Health Medical Organization (2.0%):
     50   Trigon Healthcare, Inc. *                                       3,891
                                                                          -----

Medical - Hospital (1.5%):
     75   Province Healthcare Co. *                                       2,953
                                                                          -----

Medical - Outpatient/Home Care (1.1%):
     70   Orthodontic Centers of America, Inc. *                          2,188
                                                                          -----

Medical - Wholesale Drug Distribution (1.1%):
     50   Bindley Western Industries, Inc.                                2,078
                                                                          -----

Medical Instruments (0.3%):
    100   ORATEC Interventions, Inc. *                                      513
                                                                            ---

Medical Products (2.9%):
    100   Haemonetics Corp. *                                             3,088
     75   PolyMedica, Corp. *                                             2,503
                                                                          -----
                                                                          5,591
                                                                          -----

Kent Fund
Cascade Fund
Schedule of Portfolio Investments                              December 31, 2000
(continued)

               Security                                                  Market
Shares        Description                                                 Value
------        -----------                                                 -----

COMMON STOCKS (continued)

Network Products (0.8%):
    100   Xircom, Inc. *                                                 $1,550
                                                                         ------

Pharmacy Services (1.8%):
     75   AdvancePCS *                                                    3,413
                                                                          -----

Power Conversion/Supply Equipment (1.2%):
    100   Advanced Energy Industries, Inc. *                              2,250
                                                                          -----

Radio Broadcasting (0.4%):
     60   Citadel Communications Corp. *                                    720
                                                                            ---

Software - Communications (1.1%):
    500   Puma Technology, Inc. *                                         2,078
                                                                          -----

Telecommunications (0.4%):
    200   Viatel, Inc. *                                                    744
                                                                            ---

Telecommunications - Equipment (3.9%):
    100   CommScope, Inc. *                                               1,656
     75   Plantronics, Inc. *                                             3,525
    150   Titan Corp. *                                                   2,438
                                                                          -----
                                                                          7,619
                                                                          -----
Telecommunications - Services and Equipment (1.8%):
     90   ITC/\DeltaCom, Inc. *                                             485
    100   LCC International, Inc. - Class A *                             1,088
    100   MasTec, Inc. *                                                  2,000
                                                                          -----
                                                                          3,573
                                                                          -----
Telephone - Integrated (0.2%):
     90   Mpower Communications Corp. *                                     461
                                                                            ---

Therapeutics (2.7%):
    100   ILEX Oncology, Inc. *                                           2,631
     75   Titan Pharmaceuticals, Inc. *                                   2,653
                                                                          -----
                                                                          5,284
                                                                          -----
Wireless Equipment (2.3%):
    100   DMC Stratex Networks, Inc. *                                    1,500
    150   InterDigital Communications Corp. *                               811
     50   Proxim, Inc. *                                                  2,150
                                                                          -----
                                                                          4,461
                                                                        -------
Total COMMON STOCKS                                                     206,295
                                                                        -------

INVESTMENT COMPANIES (3.3%):
  1,978   Federated Prime Value Obligations                               1,978
          Money Market Fund
     75   Nasdaq 100 Share Index                                          4,378
                                                                          -----
Total INVESTMENT COMPANIES                                                6,356
                                                                          -----



Total Investments (Cost $253,836) (a)   -   109.6%                      212,651
Liabilities in excess of other assets   -   (9.6)%                      (18,623)
                                                                       --------

NET ASSETS   -   100.0%                                                $194,028
                                                                        =======
----------

 Kent Funds
 Cascade Fund
 Schedule of Portfolio Investments                            December 31, 2000
 (continued)


a) Represents cost for financial reporting and Federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

          Unrealized appreciation...............     $    21,843
          Unrealized depreciation...............         (63,028)
                                                         --------
          Net unrealized depreciation...........     $   (41,185)
                                                         ========

* Non-income producing security.
ADR  American Depositary Receipt
PLC  Public Limited Company (British)

                       See Notes to Financial Statements.

KENT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000

                                                                    Science and
                                                                     Technology           Canterbury            Cascade
                                                                        Fund                 Fund                 Fund
ASSETS:
  Investments:
    Investments at cost                                             $ 5,971,006          $   460,674          $   253,836
    Net unrealized depreciation                                      (1,696,634)             (50,329)             (41,185)
                                                                    -----------          -----------          -----------
    Total investments at value                                        4,274,372              410,345              212,651
                                                                    -----------          -----------          -----------
  Interest and dividends receivable                                       1,287                  337                   24
  Prepaid expenses and other assets                                       8,412                  264                    -
                                                                    -----------          -----------          -----------
    Total Assets                                                      4,284,071              410,946              212,675
                                                                    -----------          -----------          -----------

LIABILITIES:
  Payable for investments purchased                                           -                    -               12,966
  Payable to adviser                                                      2,741                  248                  115
  Payable to administrator                                                  129                   12                    6
  Payable to distributor (Advisor Shares)                                    68                   88                   41
  Accrued expenses and other liabilities                                  2,207                6,208                5,519
                                                                    -----------          -----------          -----------
    Total Liabilities                                                     5,145                6,556               18,647
                                                                    -----------          -----------          -----------
NET ASSETS                                                          $ 4,278,926          $   404,390          $   194,028
                                                                    ===========          ===========          ===========

NET ASSETS consist of:
  Paid-in capital                                                     6,346,595              471,540              239,880
  Accumulated net investment loss                                            (8)                   -                    -
  Accumulated net realized losses on investments                       (371,027)             (16,821)              (4,667)
  Net unrealized depreciation of investments                         (1,696,634)             (50,329)             (41,185)
                                                                    -----------          -----------          -----------
NET ASSETS                                                          $ 4,278,926          $   404,390          $   194,028
                                                                    ===========          ===========          ===========

INSTITUTIONAL SHARES:
  Net Assets                                                        $ 3,968,748
  Shares Outstanding                                                    598,597
  Net Asset Value, offering and redemption price per share          $      6.63
                                                                    ===========

ADVISOR SHARES:
  Net Assets                                                        $   310,178          $   404,390          $   194,028
  Shares Outstanding                                                     46,803               50,080               26,323
  Net Asset Value, redemption price per share                       $      6.63          $      8.07          $      7.37
                                                                    ===========          ===========          ===========

  Maximum Sales Charge                                                     5.75%                5.75%                5.75%

  Maximum Offering Price (100%/(100%-
    Maximum Sales Charge) of net asset value
    adjusted to the nearest cent) per share -
    Advisor Shares                                                  $      7.03          $      8.56          $      7.82
                                                                    ===========          ===========          ===========

                       See Notes to Financial Statements.

KENT FUNDS
STATEMENTS OF OPERATIONS
For the period ended December 31, 2000(a)

                                                                    Science and
                                                                     Technology           Canterbury            Cascade
                                                                        Fund                 Fund                 Fund
INVESTMENT INCOME:
  Dividends                                                         $     9,604          $     1,430          $       308
  Less: Foreign taxes withheld                                               (1)                   -                    -
                                                                    -----------          -----------          -----------
    Total Investment Income                                               9,603                1,430                  308
                                                                    -----------          -----------          -----------

EXPENSES:
  Investment advisory fees                                               15,197                1,030                  612
  Administration fees                                                    21,270               21,270               21,270
  Distribution fees (Advisor shares)                                        341                  368                  219
  Fund accounting fees                                                    2,405                3,755                4,005
  Audit fees                                                              3,440                3,440                3,440
  Legal fees                                                              4,810                  440                  640
  Registration fees                                                       2,028                2,028                2,028
  Printing fees                                                           2,016                1,414                  964
  Transfer agent fees                                                    12,389               12,116               11,960
  Other fees                                                                458                  746                  747
                                                                    -----------          -----------          -----------
    Total expenses before waivers                                        64,354               46,607               45,885
    Less: expenses voluntarily waived                                   (31,793)             (35,421)             (35,382)
                                                                    -----------          -----------          -----------
    Net Expenses                                                         32,561               11,186               10,503
                                                                    -----------          -----------          -----------
NET INVESTMENT LOSS                                                     (22,958)              (9,756)             (10,195)
                                                                    -----------          -----------          -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investments                                   (371,027)             (16,821)              (4,667)
  Net change in unrealized depreciation of investments               (1,696,634)             (50,329)             (41,185)
                                                                    -----------          -----------          -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                    (2,067,661)             (67,150)             (45,852)
                                                                    -----------          -----------          -----------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $(2,090,619)         $   (76,906)         $   (56,047)
                                                                    ===========          ===========          ===========

------------------------------

(a) For the period from July 11, 2000 (commencement of operations) to December 31, 2000.

                       See Notes to Financial Statements.

KENT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Period ended December 31, 2000(a)
                                                                 -------------------------------------------------
                                                                  Science and
                                                                  Technology         Canterbury         Cascade
                                                                     Fund               Fund              Fund
                                                                 -------------     -------------     -------------
NET ASSETS at beginning of period                                  $         -       $         -       $         -

Decrease in net assets resulting from operations:
  Net investment loss                                                  (22,958)           (9,756)          (10,195)
  Net realized losses on investments                                  (371,027)          (16,821)           (4,667)
  Net change in unrealized depreciation of investments              (1,696,634)          (50,329)          (41,185)
                                                                   -----------       -----------       -----------
  Net decrease in net assets resulting from operations              (2,090,619)          (76,906)          (56,047)
                                                                   -----------       -----------       -----------


Net increase from capital transactions                               6,369,545           481,296           250,075
                                                                   -----------       -----------       -----------
  Net increase in net assets                                         4,278,926           404,390           194,028
                                                                   -----------       -----------       -----------
NET ASSETS at end of period                                        $ 4,278,926       $   404,390       $   194,028
                                                                   ===========       ===========       ===========

------------------------------
(a) For the period from July 11, 2000 (commencement of operations) to December 31, 2000.


                      See Notes to Financial Statements.

KENT FUNDS
NOTES TO FINANCIAL STATEMENTS

1. Organization

The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. The Trust may issue more than one series of shares and it may create one or more classes of shares within each series. Each share in each series or class has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular series or class, in which case only shares of the affected series or class are entitled to vote. As of the date of this report, the Trust offered eighteen separate series, each with its own investment objective.

The accompanying financial statements and financial highlights are those of the following: Kent Science and Technology Fund, Kent Canterbury Fund, and Kent Cascade Fund (individually, a "Fund" and collectively, the "Funds"). Kent Science and Technology Fund currently has two classes of shares: Advisor Shares and Institutional Shares. Kent Canterbury Fund and Kent Cascade Fund each have one class of shares: Advisor Shares. Advisor Shares of the Funds are sold primarily through investment representatives. Institutional Shares of the Kent Science and Technology Fund are sold primarily to financial or other institutions.

The investment objectives of the Funds are as follows:

Science and Technology Fund - To seek long-term capital appreciation.

Canterbury Fund - To seek long-term capital appreciation.

Cascade Fund - To seek long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

Security Valuation: The Science and Technology Fund, the Canterbury Fund, and the Cascade Fund value listed securities at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the last bid price. Unlisted securities on the National Market System (NMS) are valued at the last sales price or, in the absence of any sales, the last bid price in the principal market where such securities trade. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their respective net asset values as reported by such companies. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders: The Funds declare and distribute dividends from net investment income monthly. Net realized capital gains, if any, are distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To

KENT FUNDS
NOTES TO FINANCIAL STATEMENTS
(continued)

the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of paid-in-capital.

As of December 31, 2000, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments to paid-in capital:
                                                              Accumulated
                                                           Net Investment
Fund                                                                 Loss
----                                                                 ----
Science and Technology Fund.........................              $22,950
Canterbury Fund.....................................                9,756
Cascade Fund........................................               10,195

Federal Income Taxes: For federal income tax purposes, each Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

Expenses: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in Advisor Shares will pay the expenses directly attributable to the Advisor Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

3. Related Party Transactions

The Funds are advised by Lyon Street Asset Management Company ("Lyon Street"). Lyon Street is entitled to receive a fee of 0.70%, computed daily and paid monthly, based on each Fund's average daily net assets.

Old Kent Securities Corporation, 111 Lyon Street NW, Grand Rapids, Michigan 49503 ("OKSC") serves as the Administrator, Fund Accountant and Transfer Agent to the Trust. As compensation for the services and facilities provided to the Trust pursuant to the Administration Agreement, OKSC is entitled to receive an annual fee, payable monthly as one twelfth of the annual fee, based on the Trust's aggregate average daily net assets as follows: up to $5.0 billion - 0.185% of such assets; between $5.0 and $7.5 billion - 0.165% of such assets; and over $7.5 billion - 0.135% of such assets, provided, however, that such annual fee shall be subject to an annual minimum fee of $45,000 per fund that is applicable to Funds of the Trust. As compensation for the services provided to the Trust pursuant to the Fund Accounting Agreement, OKSC is entitled to receive a fee computed daily at the annual rate of 0.015% of the Trust's average daily net assets, provided, however, that such annual fee shall be subject to an annual minimum fee of $5,000 per fund that is applicable to Funds of the Trust. As compensation for the services provided to the Trust pursuant to the Transfer Agency Agreement, OKSC is entitled to receive an annual fee of $16.50 per account for active accounts and $7.50 per account for closed accounts, provided, however, that such annual fee shall be subject to an annual minimum fee of $15,000 per fund that is applicable to Funds of the Trust.

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 ("BISYS"), provides certain administrative services to the Trust pursuant to agreements between OKSC and BISYS. As compensation for the services provided by it under the Sub-Administration Agreement, Sub-Fund Accounting Agreement and Sub-Transfer Agency Agreement,

KENT FUNDS
NOTES TO FINANCIAL STATEMENTS
(continued)

BISYS is entitled to receive a fee from OKSC computed daily as a percentage of the Trust's average daily net assets. Pursuant to the Sub-Transfer Agency Agreement, BISYS is also entitled to receive from OKSC a per account annual processing fee for all Trust accounts in excess of 22,000 accounts. The fees paid to BISYS by OKSC for such services come out of OKSC's fees and are not an additional charge to the Funds.

Kent Fund Distributors, Inc. ("KFDI"), 3435 Stelzer Road, Columbus, Ohio 43219, is the distributor of the Funds' shares. KFDI and BISYS are each a wholly-owned subsidiary of the BISYS Group, Inc.

The Trust has adopted a distribution plan (the "Plan") on behalf of the Advisor Shares of the Funds pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payments to the Funds' distributor of up to 0.25% of the average daily net assets of the Advisor Shares of the Funds.

Information regarding these transactions is as follows for the period from July 11 to December 31, 2000:

                                  Administration fees     Fund accounting     Transfer agent
Fund                                           waived         fees waived        fees waived
----                                           ------         -----------        -----------
Science and Technology Fund                   $17,379              $2,035            $12,379
Canterbury Fund                                21,005               2,341             12,075
Cascade Fund                                   21,113               2,350             11,919

Certain officers of the Trust are affiliated with BISYS and Lyon Street. Such officers receive no direct payments or fees from the Trusts for serving as officers.

Expenses for the Trust include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm serves as Assistant Secretary of the Trust.

4. Capital Transactions (a)

Transactions in shares of the Funds are summarized below:

                                                  Science and
                                                   Technology         Canterbury          Cascade
                                                         Fund               Fund             Fund
DOLLAR AMOUNTS
Institutional:
  Shares issued                                    $6,302,098
  Shares redeemed                                   (375,493)
                                                    ---------
    Net increase from Institutional                $5,926,605
                                                   ==========
      Capital transactions
Advisor:
  Shares issued                                      $450,664           $519,766         $273,336
  Shares redeemed                                     (7,724)           (38,470)         (23,261)
                                                      -------           --------         --------
    Net increase from Advisor                        $442,940           $481,296         $250,075
                                                     ========           ========         ========
      Capital transactions
SHARE ACTIVITY
Institutional:
  Shares issued                                       651,503
  Shares redeemed                                    (52,906)
                                                     --------
    Net increase from Institutional                   598,597
                                                      =======
      Share transactions
Advisor:
  Shares issued                                        47,750             54,236           28,928
  Shares redeemed                                        (947)            (4,156)          (2,605)
                                                        -----            -------          -------
    Net increase from Advisor                          46,803             50,080           26,323
                                                       ======             ======           ======
      Share transactions
------------------

(a) Transactions shown are for the period from July 11, 2000 (commencement of operations) to December 31, 2000.

KENT FUNDS
NOTES TO FINANCIAL STATEMENTS
(continued)



5. Purchases and Sales of Securities

The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period from July 11 to December 31, 2000, were as follows:

Fund                                                     Purchases       Sales
----                                                     ---------       -----
Science and Technology Fund..........................   $3,723,931     $31,591
Canterbury Fund......................................      443,182           -
Cascade Fund.........................................      149,663       1,615

6. Federal Income Tax Information

Capital Loss Carryforward: At December 31, 2000, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

Fund                                                        Amount        Year
----                                                        ------        ----
Science and Technology Fund..........................      $89,107        2008
Canterbury Fund......................................       10,694        2008
Cascade Fund.........................................        3,609        2008

Post October Loss Deferral (unaudited): Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following year for tax purposes. The following Funds have incurred and will elect to defer such capital losses:

Fund                                                                    Amount
----                                                                    ------
Science and Technology Fund...................................        $254,845
Canterbury Fund...............................................           6,127
Cascade Fund..................................................           1,058

7. Merger

Old Kent Financial Corporation ("Old Kent") and Fifth Third Bancorp ("Fifth Third") have previously publicly announced the signing of a definitive merger agreement in which Fifth Third will merge with Old Kent (the "Transaction"). The Transaction is expected to be completed in the second quarter of 2001.

8. Subsequent Event

Effective with the Supplement to the Prospectus dated February 21, 2001, the Kent Science and Technology Fund, the Kent Canterbury Fund and the Kent Cascade Fund are closed to new purchases.

FINANCIAL HIGHLIGHTS

                                                         Decrease in
                                                          Net Assets
                                                        Resulting from
                                                          Operations:
                                         Net Asset      --------------      Net Realized           Net          Net Asset
                                           Value,             Net          and Unrealized       Change in        Value,
                                         Beginning        Investment          Loss on           Net Asset        End of
                                         of Period           Loss           Investments           Value          Period
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUND
Period ended December 31, 2000 (1)        $  10.00          (0.04)             (3.33)           $  (3.37)        $  6.63
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
---------------------------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUND
Period ended December 31, 2000 (1)        $  10.00          (0.04)             (3.33)           $  (3.37)        $  6.63
---------------------------------------------------------------------------------------------------------------------------
CANTERBURY FUND
Period ended December 31, 2000 (1)        $  10.00          (0.19)             (1.74)           $  (1.93)        $  8.07
---------------------------------------------------------------------------------------------------------------------------
CASCADE FUND
Period ended December 31, 2000 (1)        $  10.00          (0.39)             (2.24)           $  (2.63)        $  7.37
---------------------------------------------------------------------------------------------------------------------------

                                                                                      Ratios/Supplemental Data
                                                                         ---------------------------------------------------

                                                                         Ratio of      Ratio of      Ratio of
                                                                Net      Expenses         Net        Expenses
                                                              Assets,       to        Investment        to
                                                               End of     Average       Loss to      Average
                                              Total            Period       Net         Average        Net        Portfolio
                                              Return          (000's)     Assets      Net Assets     Assets*     Turnover (2)
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUND
Period ended December 31, 2000 (1)          (33.70)% ^       $  3,969      1.48% ^^     (1.04%)^^     2.95% ^^       1% ^
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES
----------------------------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUND
Period ended December 31, 2000 (1)          (33.70)% ^ **    $    310      1.75% ^^     (1.30%)^^     3.21% ^^       1% ^
----------------------------------------------------------------------------------------------------------------------------
CANTERBURY FUND
Period ended December 31, 2000 (1)          (19.20)% ^ **    $    404      7.59% ^^     (6.62%)^^    31.63% ^^       0%
----------------------------------------------------------------------------------------------------------------------------
CASCADE FUND
Period ended December 31, 2000 (1)          (26.20)% ^ **    $    194     12.01% ^^    (11.66%)^^    52.47% ^^       1% ^
----------------------------------------------------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratio would have been as indicated.
**   Excludes sales charge of 5.75%.
(1) For the period from July 11, 2000 (commencement of operations) to December 31, 2000.
(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
^    Not annualized.
^^   Annualized.

                       See Notes to Financial Statements.

                          Independent Auditors' Report


The Shareholders and Board of Trustees of the Kent Funds:


We have audited the accompanying statements of assets and liabilities of the Kent Funds -- Science and Technology Fund, Canterbury Fund, and Cascade Fund, including the schedules of portfolio investments, as of December 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the period July 11, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Kent Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising the Kent Funds as of December 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the period July 11, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


                                                                        KPMG LLP


Columbus, Ohio
February 23, 2001

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Shares of the fund are not deposits or obligations of, or guaranteed or endorsed by, Kent Funds or its affiliates. Shares of the funds are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the fund involves investment risks, including the possible loss of principal.
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This report is submitted for the general information of shareholders of the Kent
Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for the Funds, which contains more information concerning the Fund's investment policies as well as fees, expenses and other pertinent information. Please read the prospectus carefully before investing. The distributor for the Funds is Kent Funds Distributors, Inc.

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